Warrant Liabilities (Details)	3 Months Ended
Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
Notice of redemption	30 days
Redemption commencement period	90 days
Minimum
Class of Warrant or Right [Line Items]
Share price (in dollars per share)	$ 10.00
Public Warrants
Class of Warrant or Right [Line Items]
Redemption price of warrants (in dollars per share)	$ 0.01
Notice of redemption	30 days
Redemption, threshold trading days	20 days
Redemption, consecutive trading days	30 days
Redemption, period prior to notice of redemption	3 days
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Share price (in dollars per share)	$ 18.00